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                                             JOHN E. CONNOLLY, JR.
                                             ASSISTANT GENERAL COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

MetLife Life and Annuity Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

                                        September 8, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: MetLife Life and Annuity Company of Connecticut
         MetLife of CT Separate Account Twelve for Variable Annuities File No. 811-21266

Commissioners:

Semi-Annual Reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Separate Account Twelve for Variable Annuities of the MetLife Life and Annuity Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of The Alger American Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000941568, File No. 811-07261.

The Semi-Annual Reports for certain series of Dreyfus Investment Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001056707, File No. 811-08673.

The Semi-Annual Reports for certain series of Dreyfus Socially Responsible Growth Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000890064, File No. 811-07044.

The Semi-Annual Reports for certain portfolios of DWS Variable Series I. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.
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MetLife of CT Separate Account Twelve for Variable Annuities
File No. 811-21266
Page 2


The Semi-Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Lazard Retirement Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001033669, File No. 811-08071.

The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios I, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047909, File No. 811-08443.

The Semi-Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Report for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.


                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
                                        ----------------------------------------
                                        John E. Connolly, Jr.
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company